ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO

SEMI-ANNUAL REPORT
DECEMBER 31, 1996



LETTER TO SHAREHOLDERS
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

February 11, 1997

Dear Shareholder:

U.S. bond market returns were subdued throughout 1996. Stronger-than-expected job growth and uncertainty about whether the Federal Reserve would raise interest rates to slow economic growth kept bond market returns negative for most of the year. Across all major sectors of the bond market, shorter-duration securities outperformed longer-duration securities while interest rates for all maturities increased. Mortgage-backed securities were the best performing sector of the domestic investment grade bond market as higher interest rates slowed mortgage prepayment expectations.

INVESTMENT RESULTS
The following table shows the U.S. Government Portfolio's investment results over the 6 and 12 month periods ended December 31, 1996. Also shown for comparison are the total returns for the U.S. Treasury market, represented by the unmanaged Lehman Brothers (LB) Government Bond Index, and the average results of the Lipper universe of general U.S. Government Funds. These funds have similar investment objectives to your Fund, though some funds included in the average may have somewhat different investment policies. Rising interest rates in the first half of 1996 resulted in poor relative performance. As the table shows, the Fund's performance improved during the most recent period, modestly underperforming its benchmark.

INVESTMENT RESULTS*
Period Ended December 31, 1996
                                                     TOTAL RETURNS
                                               6 MONTHS        12 MONTHS
                                              ----------      -----------
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
  Class A                                        4.21%            0.33%
  Class B                                        3.82%           -0.40%
  Class C                                        3.82%           -0.53%

LEHMAN BROTHERS GOVERNMENT BOND INDEX            4.65%            2.77%
LIPPER U.S. GOVERNMENT FUNDS AVERAGE             4.45%            1.72%


*  THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD
AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF DECEMBER 31, 1996. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE BENCHMARKS INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD.

   THE LEHMAN BROTHERS (LB) GOVERNMENT BOND INDEX IS UNMANAGED AND REFLECTS NO FEES OR EXPENSES. IT IS MADE UP OF THE U.S. TREASURY BOND AND AGENCY BOND INDICES. THE LIPPER GENERAL U.S. GOVERNMENT FUNDS AVERAGE FOR THE 6 AND 12 MONTH PERIODS REFLECTS THE PERFORMANCE OF 176 AND 169 MUTUAL FUNDS, RESPECTIVELY. THE AVERAGE INCLUDES FEES AND EXPENSES, BUT NO SALES CHARGES.

   ADDITIONAL INVESTMENT RESULTS CAN BE FOUND ON PAGE 3.


ECONOMIC REVIEW
The U.S. economy finished 1996 on a strong note. After moderating in the third quarter, the economy picked up speed in the fourth quarter, led by a rebound in consumer spending. The annualized gain in retail sales of merchandise jumped to 4.8% in the fourth quarter, up from only 0.9% in the third quarter. Exports surged by an annualized 32.7% in October and November and unexpectedly added to year-end growth. The production side of the economy also showed strength. Industrial production grew at an annualized pace of 6% and payroll growth increased to 217,000 per month, up from the third quarter's average of 171,000 per month. In all, growth in aggregate output (GDP), which dipped to 2.1% in the third quarter, accelerated to 4.7% during the final three months of 1996.


1



ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

Broad inflation measures were slightly higher at the end of 1996 as consumer prices increased 3.3% year-over-year and producer prices were up 2.8%. However, excluding the volatile food and energy sectors, inflation remained very well-behaved with year-over-year consumer and producer prices up only 2.6% and 0.6% respectively.

BOND MARKET REVIEW
Since our last report, the U.S. bond market posted modest gains. The market rallied during the second half of the year, pushing year-to-date returns into positive territory for the first time since January. Data released during the period eased investors' concerns about accelerating economic growth and interest rates on all maturities fell. However, continued concerns about inflation kept bond yields trading in a narrow range and held price gains down. With the market settled into a range-bound trading environment, corporates and mortgages posted the best returns as investor demand for yield-oriented securities increased.

INVESTMENT OUTLOOK
Our outlook for the U.S. economy assumes that while economic growth accelerated at the end of 1996, it will moderate again during the first half of 1997. As this occurs, current upward pressures on inflation should dissipate. Until clear signs of a slowing economy emerge, concerns about inflation will keep U.S. interest rates within their recent ranges. The Fed remains on hold with its neutral-to-slightly-restrictive policy. Given justified concerns about the economic outlook, further near-term weakness in bond prices and higher bond yields cannot be ruled out. However, such developments would only facilitate the economic slowing we predict later in 1997.

Your Fund is now being co-managed by Patricia Young and Jeffrey Phlegar who joined Alliance in 1992 and 1993, respectively. Each has substantial prior experience in the financial services industry including the management of portfolios like that of the Fund. Your former portfolio manager, Paul DeNoon, has taken on additional responsibilities in the fixed-income hedge fund area.

Thank you for your continued interest and investment in Alliance U.S. Government Portfolio. We look forward to reporting the Portfolio's progress to you in the coming months.

Sincerely,

John D. Carifa
Chairman and President

Wayne D. Lyski
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

Alliance Bond Fund U.S. Government Portfolio seeks as high a level of current income as is consistent with safety of principal. The Fund is a diversified, open-end investment company that invests solely in U.S. Government securities that are backed by the full faith and credit of the U.S. Government.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       0.33%         -3.93%
Five Years                     5.40%          4.50%
Ten Years                      7.27%          6.81%
SEC Yield**                    6.27%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -0.40%         -3.19%
Five Years                     4.66%          4.66%
Since Inception*               5.66%          5.66%
SEC Yield**                    5.83%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      -0.53%         -1.46%
Since Inception*               3.69%          3.69%
SEC Yield**                    5.84%


Average annual total returns reflect reinvestment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class A (1%-Year 1 for purchases exceeding $1,000,000); for Class B (3%-Year 1; 2%-Year 2; 1%-Year 3; 0%-Year 4); Class C
(1%-Year 1).

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/30/91, Class B; 5/3/93, Class C.

**   SEC Yields are based on SEC guidelines and are calculated on 30 days ended
December 31, 1996.


3



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS-99.6%
U.S. TREASURY SECURITIES-80.9%
U.S. TREASURY BONDS-36.8%
  6.50%, 11/15/26                              $  4,750     $  4,663,598
  10.375%, 11/15/12                              84,700      109,213,027
  12.50%, 8/15/14                                72,250      108,036,870
  14.00%, 11/15/11                              110,900      170,668,446
                                                            -------------
                                                             392,581,941

U.S. TREASURY NOTES-33.6%
  5.875%, 11/15/99                               25,000       24,916,500
  6.00%, 9/30/98                                 57,500       57,681,700
  6.25%, 10/31/01                                 4,300        4,304,816
  7.75%, 11/30/99                                84,000       87,797,640
  7.875%, 8/15/01                                39,000       41,601,300
  8.25%, 7/15/98                                 30,400       31,487,408
  8.875%, 5/15/00                                16,500       17,894,415
  9.00%, 5/15/98                                 85,000       88,600,600
  9.25%, 8/15/98                                  3,800        3,998,816
                                                            -------------
                                                             358,283,195

U.S. TREASURY STRIP-10.5%
  Zero coupon, 11/15/09                         100,000       42,662,000
  Zero coupon, 2/15/09                          155,600       70,088,464
                                                            -------------
                                                             112,750,464

Total U.S. Treasury Securities
  (cost $870,166,301)                                        863,615,600

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-11.1%
Mobile Homes
  8.00%, 8/15/16                                    748          770,985
  8.25%, 6/15/05-3/15/16                          5,358        5,581,982
  8.50%, 5/15/08-1/15/12                          1,094        1,145,107
  8.75%, 11/15/00-1/15/12                         4,367        4,605,320
  9.00%, 10/15/11-1/15/12                         1,427        1,503,379
  9.75%, 5/15/99-1/15/13                          7,449        8,014,074
  10.25%, 4/15/98-6/15/13                         6,690        7,187,784
  11.25%, 3/15/98-5/15/98                            23           24,585
                                                            -------------
                                                              28,833,216

Project Loans
  7.00%, 3/15/35-5/15/35                          7,825        7,617,524
  7.05%, 9/15/26                                  7,017        6,846,332
  7.30%, 1/15/31                                  7,688        7,587,431
  7.50%, 1/15/35                                  6,943        6,915,085
  7.80%, 11/15/34                                15,055       15,172,645
  8.00%, 2/15/28-1/15/29                          5,229        5,311,933
  8.50%, 11/15/12-11/15/31                       14,745       15,201,712
  8.75%, 1/15/33                                  2,504        2,598,453
  9.00%, 4/15/29                                  3,675        3,840,176
  10.50%, 8/15/29                                 5,777        6,295,653
                                                            -------------
                                                              77,386,944

Single Family Homes
  9.00%, 7/20/24-9/20/24                         11,182       11,699,218

Total Government National Mortgage Association
  (cost $118,404,638)                                        117,919,378


4



                                   ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

                                              PRINCIPAL
                                                AMOUNT
                                                 (000)           VALUE
-------------------------------------------------------------------------
FEDERAL AGENCY SECURITIES-7.6%
Federal Housing Authority
  11.93%, 1/01/29                               $ 7,908   $    8,195,122
Financial Assistance Corp.
  9.45%, 11/21/03                                26,000       27,461,720
  9.50%, 4/16/04                                 31,506       33,583,821
Overseas Private Investment Corporation
  Series 94-195
  6.08%, 8/15/04                                 12,000       11,781,720

Total Federal Agency Securities
  (cost $87,951,173)                                          81,022,383

TOTAL INVESTMENTS-99.6%
  (cost $1,076,522,112)                                   $1,062,557,361
Other assets less liabilities-0.4%                             4,270,270

NET ASSETS-100%                                           $1,066,827,631


See notes to financial statements.


5



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,076,522,112)     $1,062,557,361
  Cash                                                                  51,101
  Interest receivable                                               13,785,520
  Receivable for capital stock sold                                    347,466
  Total assets                                                   1,076,741,448

LIABILITIES
  Payable for capital stock redeemed                                 5,409,213
  Dividends payable                                                  2,292,499
  Advisory fee payable                                               1,470,939
  Distribution fee payable                                             288,997
  Accrued expenses                                                     452,169
  Total liabilities                                                  9,913,817

NET ASSETS                                                      $1,066,827,631

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $      141,538
  Additional paid-in capital                                     1,301,830,770
  Distributions in excess of net investment income                  (2,128,141)
  Accumulated net realized loss                                   (219,049,584)
  Net unrealized depreciation of investments and other assets      (13,966,952)
                                                                $1,066,827,631

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($377,625,338/
    50,107,066 shares of capital stock issued and outstanding)           $7.54
  Sales charge--4.25% of public offering price                             .33
  Maximum offering price                                                 $7.87

  CLASS B SHARES
  Net asset value and offering price per share ($558,475,287/
    74,088,472 shares of capital stock issued and outstanding)           $7.54

  CLASS C SHARES
  Net asset value and offering price per share ($130,727,006/
    17,342,892 shares of capital stock issued and outstanding)           $7.54


See notes to financial statements.


6



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $49,993,028

EXPENSES
  Advisory fee                                        $3,015,715
  Distribution fee - Class A                             588,808
  Distribution fee - Class B                           2,997,048
  Distribution fee - Class C                             774,627
  Transfer agency                                        685,964
  Custodian                                              103,942
  Printing                                                75,342
  Administrative                                          66,936
  Audit and legal                                         44,545
  Registration                                            36,810
  Taxes                                                   18,720
  Directors' fees                                          5,569
  Miscellaneous                                            6,312
  Total expenses                                                     8,420,338
  Net investment income                                             41,572,690

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                  (2,715,330)
  Net change in unrealized depreciation of
    investments and other assets                                     4,960,219
  Net gain on investments                                            2,244,889

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $43,817,579


See notes to financial statements.


7



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

                                             SIX MONTHS ENDED
                                                DEC. 31,1996       YEAR ENDED
                                                 (UNAUDITED)      JUNE 30,1996
                                             ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                       $   41,572,690    $   92,374,940
  Net realized loss on investments                (2,715,330)      (47,116,946)
  Net change in unrealized appreciation
    (depreciation) of investments
  and other assets                                 4,960,219       (26,134,142)
  Net increase in net assets from operations      43,817,579        19,123,852

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                      (15,103,082)      (32,265,939)
    Class B                                      (20,809,262)      (48,490,547)
    Class C                                       (5,385,938)      (11,692,283)

CAPITAL STOCK TRANSACTIONS
  Net decrease                                  (128,289,135)     (153,783,285)
  Total decrease                                (125,769,838)     (227,108,202)

NET ASSETS
  Beginning of year                            1,192,597,469     1,419,705,671
  End of period                               $1,066,827,631    $1,192,597,469


See notes to financial statements.


8



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open end management investment company. The Fund, which is a Maryland corporation operates as a series company currently comprised of two portfolios: Corporate Bond Portfolio and U.S. Government Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The financial statements and notes include the operations of the U.S. Government Portfolio (the "Portfo1io") only. The Portfolio offers three classes of shares: Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares were sold without an initial or contingent deferred sales charge. However, Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Portfolio.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are valued at the last reported sales price on such exchange. Listed securities not traded and securities traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, are valued at the mean of the closing bid and asked price as obtained from a recognized pricing service and brokers. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Securities for which market quotations are not readily available and restricted secutities are valued in good faith at fair value using methods determined by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The portfolio accretes discount as an adjustment to income.

4. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at a quarterly rate equal to .15 of 1% (approximately .60 of 1% on an annual basis) of the first $500 million of the Fund's net assets and .125 of 1% (approximately .50 of 1% on an annual basis) of its net assets over $500 million, valued on the last business day of the previous quarter. Pursuant to the advisory agreement the Portfolio paid $66,936 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended December 31, 1996.


9



NOTES TO FINANCIAL STATEMENTS(CONTINUED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $483,215 for the six months ended December 31, 1996.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Portfolio's shares. The Distributor received front-end sales charges of $19,308 from the sale of Class A shares and $282,464 and $1,920 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C, respectively, for the six months ended December 31, 1996.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to the Class A shares and 1% of the Portfolio's average daily net assets attributable to the Class B and Class C shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $9,565,109, and $3,302,000 for Class B and Class C shares, respectively; such costs may be recovered from the Portfolio in future periods, so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchase and sales of U.S. Government obligations aggregated $2,363,416,456 and $2,510,121,794, respectively, for the six months ended December 31, 1996. At December 31, 1996, the cost of securities for federal income tax purposes was $1,076,522,112. Accordingly, gross unrealized appreciation of investments was $1,646,844 and gross unrealized depreciation of investments was $15,611,595, resulting in net unrealized depreciation of $13,964,751. For federal income tax purposes, the Portfolio had a capital loss carryforward at June 30, 1996 of approximately $172,663,428 of which $19,845,081 expires in the year 1998; $8,257,319 expires in the year 1999; $83,016,947 expires in the year 2003; and $61,544,081 expires in the year 2004.


10



ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 600,000,000 shares of $.001 par value capital stock authorized for the Portfolio, of which 200,000,000 shares are designated for Class A, Class B and Class C shares, respectively. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     DEC. 31,1996     JUNE 30,    DEC. 31,1996      JUNE 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            3,065,801     8,593,308    $ 23,053,782   $  67,686,755
Shares issued in
  reinvestment of
  dividends              934,176     2,069,864       7,040,821      16,232,269
Shares converted
  from Class B         1,044,499     1,518,616       7,858,587      11,511,531
Shares redeemed       (7,839,519)  (17,526,781)    (58,986,031)   (137,499,410)
Net decrease          (2,795,043)   (5,344,993)   $(21,032,841)  $ (42,068,855)

CLASS B
Shares sold            3,308,839    11,077,356    $ 24,909,549   $   87,210,898
Shares issued in
  reinvestment of
  dividends            1,072,921     2,551,782       8,087,194      20,013,580
Shares converted
  to Class A          (1,044,499)   (1,518,616)     (7,858,587)    (11,511,531)
Shares redeemed      (12,827,556)  (25,781,796)    (96,577,462)   (201,478,136)
Net decrease          (9,490,295)  (13,671,274)   $(71,439,306)  $(105,765,189)

CLASS C
Shares sold            1,843,716     7,342,699    $ 13,892,551   $  57,646,630
Shares issued in
  reinvestment of
  dividends              218,832       444,118       1,649,526       3,477,381
Shares redeemed       (6,800,071)   (8,562,292)    (51,359,065)    (67,073,252)
Net decrease          (4,737,523)     (775,475)   $(35,816,988)  $  (5,949,241)


11



FINANCIAL HIGHLIGHTS
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                            -----------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                 1996      --------------------------------------------------------------
                                             (UNAUDITED)       1996         1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $7.52          $7.96        $7.84        $8.64        $8.34        $8.01

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .29(a)         .58          .64          .65          .69          .70
Net realized and unrealized gain (loss)
  on investments                                 .02           (.44)         .13         (.80)         .29          .35
Net increase (decrease) in net asset
  value from operations                          .31            .14          .77         (.15)         .98         1.05

LESS: DIVIDENDS
Dividends from net investment income            (.29)          (.58)        (.65)        (.65)        (.68)        (.72)
Net asset value, end of period                 $7.54          $7.52        $7.96        $7.84        $8.64        $8.34

TOTAL RETURN
Total investment return based on net
  asset value (b)                               4.21%          1.74%       10.37%       (1.93)%      12.23%       13.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $377,626       $397,894     $463,660     $482,595     $527,968     $492,448
Ratio of expenses to average net assets         1.00%(c)       1.01%        1.01%        1.02%        1.10%        1.12%
Ratio of net investment income to
  average net assets                            7.72%(c)       7.38%        8.27%        7.76%        8.04%        8.43%
Portfolio turnover rate                          195%           334%         190%         188%         386%         418%


See footnote summary on page 14.


12



ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS B
                                            --------------------------------------------------------------------------------
                                              SIX MONTHS                                                       SEPTEMBER 30,
                                                 ENDED                                                            1991(D)
                                             DECEMBER 31,                    YEAR ENDED JUNE 30,                     TO
                                                 1996      --------------------------------------------------     JUNE 30,
                                             (UNAUDITED)       1996         1995         1994         1993          1992
                                            -------------  -----------  -----------  -----------  -----------  -------------
Net asset value, beginning of period           $7.52          $7.96        $7.84        $8.64        $8.34        $8.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .25(a)         .52          .58          .59          .62          .49
Net realized and unrealized gain (loss)
on investments                                   .02           (.44)         .13         (.80)         .30          .09
Net increase (decrease) in net asset
  value from operations                          .27            .08          .71         (.21)         .92          .58

LESS: DIVIDENDS
Dividends from net investment income            (.25)          (.52)        (.59)        (.59)        (.62)        (.49)
Net asset value, end of period                 $7.54          $7.52        $7.96        $7.84        $8.64        $8.34

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.82%          1.01%        9.52%       (2.63)%      11.45%        6.95%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $558,475       $628,628     $774,097     $756,282     $552,471      $32,227
Ratio of expenses to average net assets         1.71%(c)       1.72%        1.72%        1.72%        1.81%        1.80%(c)
Ratio of net investment income to
  average net assets                            7.00%(c)       6.67%        7.57%        7.04%        7.25%        7.40%(c)
Portfolio turnover rate                          195%           334%         190%         188%         386%         418%


See footnote summary on page 14.


13



FINANCIAL HIGHLIGHTS (CONTINUED)
ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS C
                                            ------------------------------------------------------------------
                                              SIX MONTHS                                              MAY 3,
                                                 ENDED                                               1993(D)
                                             DECEMBER 31,           YEAR ENDED JUNE 30,                TO
                                                 1996      -------------------------------------    JUNE 30,
                                             (UNAUDITED)       1996         1995         1994         1993
                                            -------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period           $7.52          $7.96        $7.83        $8.64        $8.56

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .25(a)         .52          .58          .59          .10
Net realized and unrealized gain (loss)
  on investments                                 .02           (.44)         .14         (.81)         .08
Net increase (decrease) in net asset
value from operations                            .27            .08          .72         (.22)         .18

LESS: DIVIDENDS
Dividends from net investment income            (.25)          (.52)        (.59)        (.59)        (.10)
Net asset value, end of period                 $7.54          $7.52        $7.96        $7.83        $8.64

TOTAL RETURN
Total investment return based on net
  asset value (b)                               3.82%          1.01%        9.67%       (2.75)%       2.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $130,727       $166,075     $181,948     $231,859      $67,757
Ratio of expenses to average net assets         1.70%(c)       1.71%        1.71%        1.70%        1.80%(c)
Ratio of net investment income to
  average net assets                            7.02%(c)       6.68%        7.59%        6.97%        6.00%(c)
Portfolio turnover rate                          195%           334%         190%         188%         386%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period less than one year is not annualized.

(c)  Annualized.

(d)  Commencement of distribution.


14



ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JAMES R. GREENE (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)
ROBERT C. WHITE (1)

OFFICERS
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PAUL J. DENOON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


15



ALLIANCE BOND FUND U.S. GOVERNMENT PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

USGSR